Registration Nos. 333-66807
                                                                      811-09093

      AS FILED WITH THE SECURITIES AND EXCHANGE COMMISSION ON JULY 29, 1999

                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM N-1A

REGISTRATION STATEMENT UNDER THE
SECURITIES ACT OF 1933                                                    /X/
Pre-Effective Amendment No.                                               / /
Post-Effective Amendment No. _4__                                         /X/
and/or
REGISTRATION STATEMENT UNDER THE
INVESTMENT COMPANY ACT OF 1940                                            /X/
Amendment No.   7                                                         /X/
               ----
(Check appropriate box or boxes)

                                  E*TRADE FUNDS

               (Exact name of Registrant as specified in charter)

                               4500 Bohannon Drive
                              Menlo Park, CA 94025
                    (Address of Principal Executive Offices)

Registrant's Telephone Number, including Area Code:  (650) 311-5000

                                 Kathy Levinson
                            E*TRADE Securities, Inc.
                               4500 Bohannon Drive
                              Menlo Park, CA 94025
                     (Name and address of agent for service)

                  Please send copies of all communications to:

David A. Vaughan, Esq.                               Kathy Levinson
Dechert Price & Rhoads                               E*TRADE Securities, Inc.
1775 Eye Street, NW                                  4500 Bohannon Drive
Washington, DC  20006                                Menlo Park, CA  94025

Approximate Date of Proposed Public Offering: As soon as practicable after the effective date of this Registration Statement.


It is proposed that this filing will become effective (check appropriate box):

           Immediately upon filing pursuant to paragraph (b)
----------
X          on August 12, 1999 pursuant to paragraph (b)
----------
           60 days after filing pursuant to paragraph (a)(1)
----------
           75 days after filing pursuant to paragraph (a)(2) of Rule 485
----------

If appropriate, check the following box:

X This post-effective amendment designates a new effective date for a previously filed post-effective amendment.
-----------

         This Post-Effective Amendment No. 4 to the Registration Statement on Form N-1A for E*TRADE Funds (the "Fund") incorporates by reference the Prospectuses, Statements of Additional Information and Parts C contained in Post-Effective Amendments No. 1 and 2 which were filed with the Securities and Exchange Commission on May 17 and May 24, 1999, respectively, and seeks to extend the effective date of these Registration Statements to August 12, 1999.

                                   SIGNATURES

         Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant has duly caused this Registration Statement to be signed on its behalf by the undersigned, duly authorized, in the City of Menlo Park in the State of California on the 29th day of July, 1999.

                                            E*TRADE FUNDS
                                            (Registrant)

                                            By:      /s/
                                                     Name:    Brian C. Murray*
                                                     Title:   President

         Pursuant to the requirements of the Securities Act of 1933, this Registration Statement has been signed by the following persons in the capacities and on the dates indicated:

Signature                         Title                              Date



/s/
_____________________________
Kathy Levinson*                   Trustee                        July 29, 1999




/s/
_____________________________
Leonard C. Purkis*                Trustee and Treasurer          July 29, 1999
                                  (Principal Financial and
                                    Accounting Officer)



/s/
_____________________________
Brian C. Murray*                 President (Principal            July 29, 1999
                                  Executive Officer)



/s/
_____________________________
Shelly J. Meyers*                 Trustee                        July 29, 1999



/s/
__________________________
Ashley T. Rabun*                  Trustee                        July 29, 1999



/s/
_____________________________
Steven Grenadier*                 Trustee                        July 29, 1999



       /s/
*  By ________________________
         David A. Vaughan
         Attorney-In-Fact